SEGMENT INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographical segment data:
Fixed assets	$ 1,652,710	$ 1,730,676
Brazil
Geographical segment data:
Revenues	103,368	100,052	$ 99,976
Fixed assets	347,366	369,922
Indonesia
Geographical segment data:
Revenues	67,774	67,325	66,345
Fixed assets	191,139	205,188
Kuwait
Geographical segment data:
Revenues	47,654	47,402	43,220
Fixed assets	267,055	275,684
United Arab Emirates
Geographical segment data:
Revenues	46,465	41,970	$ 48,392
Fixed assets	122,078	133,883
Jordan
Geographical segment data:
Revenues	57,112	37,750
Fixed assets	$ 278,588	$ 286,974